INVENTORY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023
Amount of inventory recognized as an expense	$ 10,054,000	$ 7,794,000
Wrote down material and supplies inventory	$ 0		$ 270,000